Summary of Significant Accounting Policies, Net Loss Per Ordinary Share (FY) (Details) - shares	Feb. 11, 2021	Dec. 31, 2020
Class B Ordinary Shares [Member]
Net Loss Per Ordinary Share [Abstract]
Shares subject to forfeiture (in shares)	31,250	656,250